UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash	$ 3,675,558	$ 5,113,317
Accounts receivable, net	7,723	3,453,879
Notes receivable, net	102,327	533,068
Other receivables, net	5,005,053	249,410
Prepayments	209,799	228,545
Total current assets	9,000,460	9,578,219
OTHER ASSETS
Property and equipment, net	564,426	637,041
Right-of-use assets	157,329	377,461
Goodwill		12,559,378
Total other assets	721,755	13,573,880
Total assets	9,722,215	23,152,099
CURRENT LIABILITIES
Accounts payable	1,161,228	3,318,162
Short-term loans	4,421,453	662,955
Other payables and accrued liabilities	757,622	180,237
Contract liabilities	126,546	9,544
Taxes payable	278,986	417,816
Lease liabilities – current	151,929	259,928
Total current liabilities	6,897,764	4,848,642
OTHER LIABILITIES
Lease liabilities - noncurrent		103,900
Total other liabilities		103,900
Total liabilities	6,897,764	4,952,542
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 5,000,000,000,000 shares authorized, 8,188,574 issued and outstanding as of June 30, 2026 and December 31, 2025	82	82
Additional paid-in capital	94,899,354	94,899,354
Accumulated deficits	(94,155,318)	(78,775,516)
Accumulated other comprehensive income	1,991,007	1,548,392
Total shareholders’ equity attributable to Infobird Co., Ltd	2,735,125	17,672,312
Non-controlling interests	89,326	527,245
Total equity	2,824,451	18,199,557
Total liabilities and equity	$ 9,722,215	$ 23,152,099